Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Amortized Intangible Assets (Details)	Dec. 31, 2024
Minimum [Member] | Purchased software [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	3 years
Minimum [Member] | Patent [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	5 years
Maximum [Member] | Purchased software [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	5 years
Maximum [Member] | Patent [Member]
Schedule of Estimated Useful Lives of Amortized Intangible Assets [Line Items]
Estimated useful lives of amortized intangible assets	10 years